Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equipment	$ 42	$ 49
Exploration and evaluation assets	55,110	50,494
Canada [Member]
Statement Line Items [Line Items]
Equipment	15	19
Exploration and evaluation assets	1,908	1,817
Greenland [Member]
Statement Line Items [Line Items]
Equipment	27	30
Exploration and evaluation assets	53,194	48,671
United States [Member]
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 8	$ 6